As filed with the Securities and Exchange Commission on May 27, 2003
                                                     Registration No. 333-103261

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     [ ] Pre-Effective Amendment No. ___ [X] Post-Effective Amendment No. 1

                          LEGG MASON GLOBAL TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                               Baltimore, MD 21202
                    (Address of Principal Executive Offices)

                          (410) 539-0000 (Registrant's
                         Area Code and Telephone Number)

                               Marc R. Duffy, Esq.
                          Legg Mason Wood Walker, Inc.
                                100 Light Street
                               Baltimore, MD 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Arthur J. Brown, Esq.
                             Rachael M. Zufall, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000


      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

      Title of securities being registered: Primary Class, Financial Intermediary Class and Institutional Class shares of capital stock, par value $0.001 per share, of the series of the Registrant designated Legg Mason International Equity Trust.

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      No filing fee is required because of reliance on Section 24(f) under the
Investment Company Act of 1940, as amended, pursuant to which the Registrant has previously registered an indefinite number of shares.

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                          LEGG MASON GLOBAL TRUST, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders*

Notice of Special Meeting*

Part A - Proxy Statement/Prospectus*

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibits

* Incorporated by reference to Registrant's Registration Statement on Form N-14, SEC File Number 333-103261, filed on February 14, 2003.

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                            PART C: OTHER INFORMATION


Item 15.  Indemnification

          This item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 15 to the registration statement, SEC File No. 33-56672, filed April 30, 1999.


Item 16.  Exhibits

(1)       (a)  Articles of Incorporation(3)
          (b)  Articles Supplementary filed August 1, 1994(8)
          (c)  Articles Supplementary dated November 4, 1994(3)
          (d)  Articles of Amendment filed April 11, 1995(3)
          (e)  Articles Supplementary dated February 15, 1996(3)
          (f)  Articles of Amendment dated June 6, 1996(3)
          (g)  Articles of Amendment dated June 30, 1999(5)
          (h)  Articles of Amendment dated September 14, 1999(6)
          (i)  Articles of Amendment filed December 11, 2000(8)
          (j)  Articles of Amendment filed January 31, 2001(8)
          (k)  Articles of Amendment filed September 24, 2001(12)

(2)       Amended and Restated By-Laws(15)

(3)       Voting trust agreement - none

(4)       Form of Agreement and Plan of Reorganization and Termination(14)

(5) Instruments defining the rights of security holders with respect to each series of Legg Mason Global Trust, Inc. are contained in the Articles of Incorporation, which is incorporated by reference to Exhibit (1) to Item 16 of this Registration Statement, and in the Amended and Restated Bylaws, which is incorporated by reference to Exhibit (2) to Item 16 of this Registration Statement.

(6)       (a)  Investment Advisory - International Equity Trust(1)
          (b)  Management Agreement - International Equity Trust(1)
          (c)  Amended Investment Advisory Agreement - Global Income Trust(3)
          (d)  (I)  Investment Sub-Advisory Agreement - Global Income Trust(6)
               (II) Sub-Administration Agreement - Global Income Trust(4)
          (e)  Management Agreement -- Global Income Trust(1)
          (f)  Investment Advisory Agreement - Emerging Markets Trust(2)
          (g)  Management Agreement - Emerging Markets Trust(2)
          (h)  Investment Advisory and Administration Agreement - Europe Fund(7)
          (i)  Sub-Advisory Agreement - Europe Fund(7)

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(7)       (a)  Underwriting Agreement - Global Income Trust(8)
          (b)  Underwriting Agreement - International Equity Trust(8)
          (c)  Underwriting Agreement - Emerging Markets Trust(2)
          (d)  Underwriting Agreement - Europe Fund(7)

(8)       Bonus, profit sharing or pension plans - none

(9)       (a)  Custodian agreement(3)
          (b)  Amendment to Custodian Agreement dated May 28, 1996(3)
          (c)  Amendment to Custodian Agreement dated July 1, 2001(12)

(10)      (a)  Plans pursuant to Rule 12b-1
               (I)   Global Income Trust - Primary Class Shares(8)
               (II)  International Equity Trust - Primary Class Shares(8)
               (III) International Equity Trust - Financial Intermediary
                     Class Shares(9)
               (IV)  Emerging Markets Trust - Primary Class Shares(2)
               (V)   Emerging Markets Trust - Financial Intermediary Class
                     Shares(9)
               (VI)  Europe Fund - Class A Shares(7)
               (VII) Europe Fund - Primary Class Shares(7)

          (b)  Plans Pursuant to Rule 18f-3
               (I)   Global Income Trust(9)
               (II)  International Equity Trust(9)
               (III) Emerging Markets Trust(9)
               (IV)  Europe Fund(7)

(11) Opinion and consent of Kirkpatrick & Lockhart LLP regarding the legality of the securities being registered(14)

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with the reorganization of Legg Mason Total Return Trust into Legg Mason American Leading Companies Trust - filed herewith

(13)      (a)  Transfer Agency and Service Agreement(3)
          (b) Amendment to Transfer Agency and Service Agreement dated November 1, 2001(13)
          (c) Amendment and Restatement of Credit Agreement dated March 15, 2002(11)

(14)      Consent of PricewaterhouseCoopers LLP(14)

(15)      Financial statements omitted pursuant to Item 14(a)(i) - none

(16)      Manually signed copy of power of attorney - (14)

(17)      Additional Exhibits - none

(1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed August 31, 1995.

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(2)       Incorporated by reference to the corresponding exhibit of
Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed November 18, 1996.

(3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 30, 1997.

(4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 30, 1998.

(5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed July 2, 1999.

(6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 28, 2000.

(7) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 28, 2000.

(8) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 2, 2001.

(9) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed July April 2, 2001.

(10) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 39 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed December 3, 2001.

(11) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 3, 2002.

(12) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 10, 2002.

(13) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 23 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 1, 2002.

(14) Incorporated by reference to the corresponding exhibit of Registration Statement on Form N-14 on behalf of Legg Mason Global Trust, Inc., SEC File No. 333-103261, filed February 14, 2003.

(15) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 21, 2003.

Item 17.  Undertakings

     (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each

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post-effective  amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, Legg Mason Global Trust, Inc., has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and State of Maryland, on the 23rd day of May 2003.

                                LEGG MASON GLOBAL TRUST, INC.

                                By:
                                       /s/ Marie K. Karpinski
                                       -----------------------------------
                                       Marie K. Karpinski
                                       Vice President and Treasurer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                    Date

/s/ John F. Curley, Jr.*            Chairman of the Board    May 23, 2003
------------------------            and Director
John F. Curley, Jr.

/s/ Mark R. Fetting*                President and Director   May 23, 2003
--------------------
Mark R. Fetting

/s/ Richard G. Gilmore*             Director                 May 23, 2003
-----------------------
Richard G. Gilmore

/s/ Arnold L. Lehman*               Lead Director            May 23, 2003
---------------------
Arnold L. Lehman

/s/ Robin J. W. Masters*            Director                 May 23, 2003
------------------------
Robin J.W. Masters

/s/ Jill E. McGovern*               Director                 May 23, 2003
---------------------
Jill E. McGovern

/s/ Arthur S. Mehlman*              Director                 May 23, 2003
----------------------
Arthur S. Mehlman

/s/ G. Peter O' Brien*              Director                 May 23, 2003
----------------------
G. Peter O'Brien

/s/ S. Ford Rowan*                  Director                 May 23, 2003
------------------
S. Ford Rowan

/s/ Marie K. Karpinski              Vice President and       May 23, 2003
----------------------              Treasurer
Marie K. Karpinski


*Signature affixed by Marie K. Karpinski pursuant to a power of attorney dated February 12, 2003.

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                                  EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION
-----------    -----------

(12) Opinion and consent of Kirkpatrick & Lockhart LLP regarding certain tax matters in connection with the reorganization of Legg Mason Europe Fund into Legg Mason International Equity Trust